Leases - Schedule of Movements in Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
As of January 1	$ 236,538	$ 252,626
Additions	40,381	16,764
Decreases and disposals	(8,970)	(3,183)
Interest expense	19,170	21,068	$ 22,533
Payments	(49,524)	(47,583)
Effect of currency translation	2,757	(1,527)
Other	(1,431)	(1,627)
As of December 31	$ 238,921	$ 236,538	$ 252,626